UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (75.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.2%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, April 1, 2046			$3,000,000	$3,251,484
4.687s, June 20, 2045			65,990	74,771
4.667s, May 20, 2045			916,464	1,037,247
4.654s, June 20, 2045			650,354	737,062
4.554s, May 20, 2045			323,213	365,233
4.524s, June 20, 2065			149,431	168,051
4.516s, June 20, 2045			140,252	157,744
4.511s, May 20, 2065			1,154,200	1,294,971
4.484s, November 20, 2065			55,611	62,867
4.468s, May 20, 2065			282,644	316,400
4.413s, June 20, 2065			70,027	78,471
4s, July 20, 2044			1,770,976	1,916,349
4s, TBA, April 1, 2046			4,000,000	4,277,188
3 1/2s, with due dates from June 20, 2045 to June 20, 2045			2,985,038	3,169,271
3 1/2s, TBA, April 1, 2046			5,000,000	5,285,938
3s, TBA, April 1, 2046			4,000,000	4,145,625

				26,338,672
U.S. Government Agency Mortgage Obligations (65.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2044 to March 1, 2046			1,541,907	1,656,997
3 1/2s, August 1, 2043			824,036	870,259
3 1/2s, TBA, April 1, 2046			1,000,000	1,046,992
3s, March 1, 2043			771,234	791,630

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2046			2,000,000	2,280,938
5 1/2s, TBA, April 1, 2046			2,000,000	2,242,188
5s, March 1, 2038			26,265	29,109
4 1/2s, TBA, April 1, 2046			10,000,000	10,882,812
4 1/2s, TBA, March 1, 2046			2,000,000	2,179,219
4s, with due dates from June 1, 2042 to March 1, 2046			10,158,457	10,975,665
4s, TBA, April 1, 2046			2,000,000	2,137,344
3 1/2s, November 1, 2045(FWC)			490,659	518,143
3 1/2s, October 1, 2045(FWC)			489,676	517,029
3 1/2s, July 1, 2043			797,658	838,850
3 1/2s, TBA, May 1, 2046			24,000,000	25,118,424
3 1/2s, TBA, April 1, 2046			35,000,000	36,700,783
3s, TBA, May 1, 2046			22,000,000	22,522,500
3s, TBA, April 1, 2046			47,000,000	48,215,392

				169,524,274

Total U.S. government and agency mortgage obligations (cost $195,295,766)				$195,862,946

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020			$132,000	$136,816

Total U.S. treasury obligations (cost $131,946)				$136,816

MORTGAGE-BACKED SECURITIES (46.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.038s, 2037			$323,824	$534,137
IFB Ser. 2976, Class LC, 22.821s, 2035			49,948	79,468
IFB Ser. 2979, Class AS, 22.674s, 2034			10,770	11,762
IFB Ser. 3072, Class SM, 22.197s, 2035			216,256	335,452
IFB Ser. 3065, Class DC, 18.551s, 2035			380,498	562,084
IFB Ser. 2990, Class LB, 15.831s, 2034			281,705	364,773
IFB Ser. 3852, Class NT, 5.564s, 2041			627,731	650,437
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.583s, 2025			2,190,000	2,183,879
Ser. 4132, Class IP, IO, 4 1/2s, 2042			2,175,289	311,384
Ser. 4122, Class TI, IO, 4 1/2s, 2042			884,462	135,588
Ser. 4018, Class DI, IO, 4 1/2s, 2041			1,041,018	139,407
Ser. 3707, Class PI, IO, 4 1/2s, 2025			653,260	56,811
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 4.233s, 2025			510,000	492,252
Ser. 4546, Class TI, 4s, 2045			3,130,935	407,022
Ser. 4500, Class GI, IO, 4s, 2045			2,012,441	227,587
Ser. 4116, Class MI, IO, 4s, 2042			2,188,608	364,911
Ser. 4013, Class AI, IO, 4s, 2039			1,708,902	174,026
Ser. 4165, Class AI, IO, 3 1/2s, 2043			2,393,557	359,680
Ser. 4122, Class AI, IO, 3 1/2s, 2042			2,192,715	270,153
Ser. 4182, Class GI, IO, 3s, 2043			3,936,584	354,324
Ser. 4141, Class PI, IO, 3s, 2042			1,956,400	224,145
Ser. 4158, Class TI, IO, 3s, 2042			4,892,884	560,773
Ser. 4165, Class TI, IO, 3s, 2042			5,834,126	617,251
Ser. 4176, Class DI, IO, 3s, 2042			4,558,272	494,664
Ser. 4183, Class MI, IO, 3s, 2042			1,887,681	195,564
Ser. 4206, Class IP, IO, 3s, 2041			1,870,748	196,215
Ser. 4215, Class EI, IO, 3s, 2032			2,317,097	242,514
FRB Ser. T-56, Class A, IO, 0.524s, 2043			3,820,821	63,582
Ser. 315, PO, zero %, 2043			2,788,110	2,248,256
Ser. 3835, Class FO, PO, zero %, 2041			2,004,957	1,736,323
Ser. 3369, Class BO, PO, zero %, 2037			7,951	6,946
Ser. 3391, PO, zero %, 2037			52,594	46,447
Ser. 3300, PO, zero %, 2037			84,865	75,816
Ser. 3175, Class MO, PO, zero %, 2036			16,062	14,130
Ser. 3210, PO, zero %, 2036			32,912	30,480
Ser. 3326, Class WF, zero %, 2035			6,850	5,713
FRB Ser. T-56, Class 2, IO, zero %, 2043			10,909,065	—
FRB Ser. 3117, Class AF, zero %, 2036			6,889	5,378
FRB Ser. 3036, Class AS, zero %, 2035			1,271	1,261

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.302s, 2036			203,048	400,449
IFB Ser. 06-8, Class HP, 22.979s, 2036			273,971	470,972
IFB Ser. 07-53, Class SP, 22.612s, 2037			188,675	294,361
IFB Ser. 05-122, Class SE, 21.585s, 2035			398,645	596,522
IFB Ser. 05-75, Class GS, 18.951s, 2035			203,641	285,382
IFB Ser. 05-106, Class JC, 18.781s, 2035			223,635	342,737
IFB Ser. 05-83, Class QP, 16.268s, 2034			61,398	81,197
IFB Ser. 11-4, Class CS, 12.034s, 2040			316,690	391,256
IFB Ser. 13-103, Class SK, IO, 5.487s, 2043			894,395	217,638
IFB Ser. 13-101, Class SE, IO, 5.467s, 2043			2,553,316	622,693
Ser. 15-4, IO, 4 1/2s, 2045			1,228,096	227,349
Ser. 421, Class C6, IO, 4s, 2045			1,670,007	265,641
Ser. 15-3, Class BI, IO, 4s, 2044			3,123,666	319,551
Ser. 12-124, Class UI, IO, 4s, 2042			4,878,127	855,136
Ser. 12-118, Class PI, IO, 4s, 2042			1,916,489	300,205
Ser. 12-40, Class MI, IO, 4s, 2041			2,355,940	358,948
Ser. 12-62, Class EI, IO, 4s, 2041			2,766,774	357,109
Ser. 12-22, Class CI, IO, 4s, 2041			1,909,746	250,766
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			1,601,702	215,131
Ser. 12-118, Class IC, IO, 3 1/2s, 2042			2,492,545	426,746
Ser. 13-55, Class IK, IO, 3s, 2043			1,609,818	180,139
Ser. 12-144, Class KI, IO, 3s, 2042			6,004,014	662,843
Ser. 13-55, Class PI, IO, 3s, 2042			2,680,837	233,635
Ser. 13-67, Class IP, IO, 3s, 2042			2,861,022	261,211
Ser. 13-30, Class IP, IO, 3s, 2041			1,723,100	138,916
Ser. 13-23, Class LI, IO, 3s, 2041			1,938,470	160,118
Ser. 13-7, Class EI, IO, 3s, 2040			2,455,537	293,053
Ser. 14-28, Class AI, IO, 3s, 2040(F)			3,851,323	387,425
Ser. 13-69, IO, 3s, 2031			2,575,428	268,380
FRB Ser. 03-W10, Class 1, IO, 0.719s, 2043			2,188,756	34,455
Ser. 07-64, Class LO, PO, zero %, 2037			31,978	30,117
Ser. 372, Class 1, PO, zero %, 2036			42,697	39,883

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			2,025,407	389,182
IFB Ser. 13-129, Class SN, IO, 5.718s, 2043			914,386	149,411
Ser. 14-76, IO, 5s, 2044			1,499,760	258,647
Ser. 14-25, Class QI, IO, 5s, 2044			3,285,169	560,286
Ser. 13-3, Class IT, IO, 5s, 2043			1,216,995	211,593
Ser. 11-116, Class IB, IO, 5s, 2040			594,449	22,241
Ser. 13-16, Class IB, IO, 5s, 2040			1,126,171	44,986
Ser. 10-35, Class UI, IO, 5s, 2040			809,692	143,102
Ser. 10-9, Class UI, IO, 5s, 2040			6,354,180	1,098,879
Ser. 09-121, Class UI, IO, 5s, 2039			3,344,810	592,667
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			660,008	104,908
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			668,826	99,883
Ser. 12-129, IO, 4 1/2s, 2042			1,329,755	260,964
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,276,233	208,109
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,229,708	195,726
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,172,725	249,931
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			1,240,565	92,943
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			2,149,674	262,583
Ser. 15-94, IO, 4s, 2045			444,975	100,142
Ser. 15-99, Class LI, IO, 4s, 2045			1,594,660	158,916
Ser. 15-53, Class MI, IO, 4s, 2045			2,494,020	549,607
Ser. 14-2, Class IL, IO, 4s, 2044			3,545,795	569,490
Ser. 14-63, Class PI, IO, 4s, 2043			1,558,141	208,012
Ser. 15-52, Class IE, IO, 4s, 2043			1,440,134	256,485
Ser. 13-4, Class IC, IO, 4s, 2042			1,677,869	342,970
Ser. 12-56, Class IB, IO, 4s, 2042			2,505,848	386,696
Ser. 12-50, Class PI, IO, 4s, 2041			1,618,215	218,783
Ser. 14-4, Class IK, IO, 4s, 2039			2,195,097	200,642
Ser. 14-162, Class DI, IO, 4s, 2038			2,011,592	171,526
Ser. 15-69, Class XI, IO, 3 1/2s, 2045			2,141,436	298,463
Ser. 15-77, Class DI, IO, 3 1/2s, 2045			2,435,595	234,816
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,558,156	141,574
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,973,680	179,092
Ser. 12-136, IO, 3 1/2s, 2042			2,361,094	458,536
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,745,288	347,981
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			3,041,835	197,567
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			1,568,307	214,552
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			1,616,395	193,644
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			2,778,622	296,896
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			1,395,068	112,031
Ser. 15-138, Class AI, IO, 3 1/2s, 2039			672,296	73,111
Ser. 15-26, Class AI, IO, 3 1/2s, 2039			3,744,847	443,813
Ser. 14-100, Class JI, IO, 3 1/2s, 2029			3,744,135	400,372
Ser. 13-53, Class PI, IO, 3s, 2041			2,648,230	184,131
Ser. 13-23, Class IK, IO, 3s, 2037			1,306,288	136,814
Ser. 14-46, Class KI, IO, 3s, 2036			1,313,140	111,100
Ser. 13-H08, IO, 2.926s, 2063			3,980,640	320,840
Ser. 16-H02, Class HI, IO, 2.097s, 2066			9,078,136	955,020
Ser. 15-H25, Class CI, IO, 2.003s, 2065			2,966,120	356,824
FRB Ser. 15-H16, Class XI, IO, 2s, 2065			2,129,171	270,192
Ser. 15-H15, Class JI, IO, 1.93s, 2065			2,230,773	267,247
Ser. 16-H04, Class KI, IO, 1.883s, 2066			3,880,623	373,813
Ser. 15-H12, Class AI, IO, 1.844s, 2065			3,649,803	379,021
Ser. 15-H20, Class AI, IO, 1.829s, 2065			2,004,735	222,726
Ser. 15-H10, Class CI, IO, 1.797s, 2065			2,223,181	237,089
Ser. 15-H12, Class GI, IO, 1.795s, 2065			4,507,807	480,532
Ser. 15-H09, Class BI, IO, 1.687s, 2065			2,965,724	294,793
Ser. 15-H12, Class EI, IO, 1.685s, 2065			5,030,141	493,457
Ser. 15-H01, Class CI, IO, 1.631s, 2064			3,503,215	280,257
Ser. 15-H17, Class CI, IO, 1.617s, 2065			3,540,680	276,173
Ser. 15-H25, Class AI, IO, 1.603s, 2065			4,192,792	398,315
Ser. 15-H22, Class EI, IO, 1.602s, 2065			1,822,315	148,701
Ser. 15-H28, Class DI, IO, 1.537s, 2065			4,107,311	330,228
Ser. 10-H19, Class GI, IO, 1.395s, 2060			5,337,626	325,061
Ser. 10-151, Class KO, PO, zero %, 2037			203,589	176,909
Ser. 06-36, Class OD, PO, zero %, 2036			5,568	4,902

				43,476,462
Commercial mortgage-backed securities (22.1%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			1,012,000	989,844
FRB Ser. 07-1, Class XW, IO, 0.316s, 2049			3,047,433	12,629

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339s, 2051			8,447,215	39,652

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.339s, 2042			319,000	314,253

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.393s, 2041			689,497	9,679
FRB Ser. 04-4, Class XC, IO, 0.082s, 2042			301,786	259
FRB Ser. 05-1, Class XW, IO, zero %, 2042			16,136,559	1,614

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.885s, 2050			315,000	321,104
Ser. 06-PW13, Class AJ, 5.611s, 2041			851,000	844,086
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			524,000	471,600
Ser. 05-PWR9, Class C, 5.055s, 2042			372,000	371,070
FRB Ser. 04-PR3I, Class X1, IO, 0.274s, 2041			214,407	1,308

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.477s, 2039			1,937,000	1,835,308
FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038			7,014,116	97,496

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.34s, 2029			650,654	18,679

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.388s, 2049			11,681,408	72,191

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.574s, 2047			241,000	256,665
FRB Ser. 11-C2, Class E, 5.574s, 2047			391,000	401,461

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.492s, 2046			6,695,061	399,026
FRB Ser. 14-GC19, Class XA, IO, 1.301s, 2047			8,773,172	596,663

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.105s, 2046			1,245,000	1,120,502
FRB Ser. 13-GC11, Class D, 4.457s, 2046			531,000	461,014

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.762s, 2046			270,000	264,935

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.104s, 2045			3,571,423	313,170

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046			493,000	474,266
FRB Ser. 12-CR1, Class XA, IO, 2.075s, 2045			6,334,850	527,171
FRB Ser. 14-CR16, Class XA, IO, 1.243s, 2047			3,025,628	186,341
FRB Ser. 14-UBS6, Class XA, IO, 1.068s, 2047			9,969,419	615,006

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.17s, 2046			785,000	720,630
Ser. 13-LC13, Class E, 3.719s, 2046(F)			542,000	395,970
Ser. 14-CR18, Class E, 3.6s, 2047			775,000	478,363
FRB Ser. 07-C9, Class AJFL, 1.132s, 2049			404,000	378,346
FRB Ser. 06-C8, Class XS, IO, 0.54s, 2046(F)			20,293,557	52,135

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.049s, 2049			39,610,421	19,805

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 98-C1, Class F, 6s, 2040			146,378	158,088

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.801s, 2050			490,000	365,635

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			165,809	165,809

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.49s, 2044			483,000	513,056
FRB Ser. 11-LC3A, Class D, 5.47s, 2044			401,000	396,749

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.818s, 2033			164,407	2

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.186s, 2032(F)			32,868	29,421

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.081s, 2045			1,829,985	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.475s, 2044			187,883	183,186

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.192s, 2049			45,831,492	114,895

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.572s, 2043			2,675,327	6,793

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.611s, 2046			8,967,276	721,507

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41s, 2046			853,000	750,384
FRB Ser. 13-GC10, Class E, 4.41s, 2046			414,000	298,867

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.722s, 2046			8,139,096	612,487
FRB Ser. 14-GC18, Class XA, IO, 1.255s, 2047			3,825,668	238,339
FRB Ser. 14-GC22, Class XA, IO, 1.065s, 2047			18,028,987	1,076,287
FRB Ser. 14-GC24, Class XA, IO, 0.878s, 2047			10,697,450	530,594

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.631s, 2045			139,000	130,110
FRB Ser. 13-GC14, Class D, 4.769s, 2046			2,000,000	1,773,469
FRB Ser. 13-GC12, Class D, 4.476s, 2046			269,000	223,033
FRB Ser. 13-GC13, Class D, 4.068s, 2046			329,000	274,613
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038			1,216,577	12

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C17, Class XA, IO, 1.046s, 2047			5,611,588	291,803
FRB Ser. 14-C25, Class XA, IO, 1.006s, 2047			3,988,253	237,301

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.563s, 2046			372,000	319,622
FRB Ser. C14, Class D, 4.563s, 2046			372,000	330,766
Ser. 14-C25, Class E, 3.332s, 2047(F)			517,000	299,529

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 2.324s, 2047			6,092,144	446,920

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.42s, 2047			706,000	639,636

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			207,890	213,046
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			837,000	816,494
FRB Ser. 07-LD12, Class A3, 5.935s, 2051			24,055	24,025
FRB Ser. 06-LDP6, Class B, 5.63s, 2043			753,000	745,470
Ser. 06-LDP8, Class B, 5.52s, 2045			262,000	261,345
Ser. 06-LDP8, Class AJ, 5.48s, 2045			1,035,000	1,031,688
FRB Ser. 04-CBX, Class B, 5.021s, 2037			280,000	282,688
FRB Ser. 13-LC11, Class XA, IO, 1.544s, 2046			4,245,776	296,610
FRB Ser. 13-C16, Class XA, IO, 1.151s, 2046			6,829,839	367,290
FRB Ser. 06-LDP8, Class X, IO, 0.534s, 2045			14,578,145	19,717
FRB Ser. 07-LDPX, Class X, IO, 0.28s, 2049			17,522,566	83,875

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.216s, 2043(F)			731,000	608,938
FRB Ser. 07-CB20, Class B, 6.175s, 2051			357,000	358,178
FRB Ser. 07-CB20, Class C, 6.175s, 2051			369,000	336,093
FRB Ser. 11-C3, Class E, 5.606s, 2046			978,000	964,210
FRB Ser. 11-C3, Class F, 5.606s, 2046			635,000	642,620
FRB Ser. 12-C6, Class E, 5.192s, 2045			391,000	352,995
FRB Ser. 12-C8, Class D, 4.658s, 2045			660,000	604,032
Ser. 13-C10, Class E, 3 1/2s, 2047			743,000	539,418
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			498,000	364,685
FRB Ser. 05-CB12, Class X1, IO, 0.418s, 2037			1,659,714	7,462
FRB Ser. 06-LDP6, Class X1, IO, 0.127s, 2043			5,784,234	58

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			123,901	124,056

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			172,787	176,605
Ser. 98-C4, Class H, 5.6s, 2035			196,461	200,096

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			555,000	521,700
FRB Ser. 06-C6, Class B, 5.472s, 2039			687,000	693,048
Ser. 06-C7, Class A2, 5.3s, 2038			158,101	158,069
Ser. 06-C1, Class AJ, 5.276s, 2041			433,753	432,517
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,651,259	12,429

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			1,600,000	640,000
FRB Ser. 07-C2, Class XCL, IO, 0.539s, 2040			57,443,382	269,289
FRB Ser. 05-C7, Class XCL, IO, 0.34s, 2040			2,397,060	21,617
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			1,215,416	66

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.313s, 2048			435,000	376,806

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.267s, 2051			207,000	217,309
FRB Ser. 07-C1, Class A3, 5.837s, 2050			26,839	26,815
Ser. 06-C2, Class AJ, 5.802s, 2043			798,000	778,050

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.405s, 2039			673,705	935
FRB Ser. 05-MCP1, Class XC, IO, 0.02s, 2043			989,962	3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.731s, 2037			69,151	4,225
FRB Ser. 05-C3, Class X, IO, 6.322s, 2044			35,161	432
FRB Ser. 06-C4, Class X, IO, 5.48s, 2045			1,292,766	76,661

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			861,000	835,084
Ser. 06-4, Class AJ, 5.239s, 2049			516,000	507,125

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			319,000	310,419
FRB Ser. 06-4, Class XC, IO, 0.61s, 2049			45,777,794	183,111

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.653s, 2046			9,615,860	680,803
FRB Ser. 14-C17, Class XA, IO, 1.268s, 2047			5,048,813	324,639
FRB Ser. 13-C12, Class XA, IO, 0.964s, 2046			11,677,400	463,351

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.766s, 2046			436,000	400,875
Ser. 14-C17, Class D, 4.698s, 2047			378,000	287,647
FRB Ser. 13-C11, Class D, 4.414s, 2046			562,000	473,766
FRB Ser. 13-C10, Class E, 4.081s, 2046			633,000	489,372
Ser. 14-C17, Class E, 3 1/2s, 2047(F)			474,000	284,041
Ser. 15-C24, Class D, 3.257s, 2048			575,000	383,946
FRB Ser. 13-C13, Class XB, IO, 0.152s, 2046			55,988,000	531,886

Morgan Stanley Capital I Trust
FRB Ser. 06-IQ11, Class AJ, 5.871s, 2042			270,000	270,270
Ser. 07-IQ14, Class A2, 5.61s, 2049			256,260	256,389
Ser. 07-HQ11, Class AJ, 5.508s, 2044			386,000	385,498

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.268s, 2043			320,000	315,232
FRB Ser. 11-C3, Class E, 5.178s, 2049			82,000	79,958

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			827,121	827,948

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			925,658	231,414

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.048s, 2045			539,000	533,880
FRB Ser. 06-C29, IO, 0.37s, 2048			26,939,391	36,638
FRB Ser. 07-C34, IO, 0.301s, 2046			7,208,080	49,736

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.078s, 2045			8,341,857	2,002

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			442,000	372,297
Ser. 14-LC18, Class D, 3.957s, 2047			628,000	440,608

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5 1/8s, 2046			600,000	640,956
FRB Ser. 13-C17, Class XA, IO, 1.55s, 2046			6,925,645	464,018
FRB Ser. 13-C14, Class XA, IO, 0.886s, 2046			19,246,691	833,959

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.602s, 2044			106,000	106,233
Ser. 11-C4, Class E, 5.265s, 2044			368,000	360,162
Ser. 11-C4, Class F, 5s, 2044			311,000	272,996
FRB Ser. 14-C19, Class E, 4.971s, 2047			1,105,000	768,106
FRB Ser. 12-C7, Class D, 4.837s, 2045			931,000	957,692
FRB Ser. 13-UBS1, Class D, 4.629s, 2046			492,000	430,067
Ser. 12-C7, Class F, 4 1/2s, 2045			645,000	537,092
Ser. 14-C19, Class D, 4.234s, 2047			691,000	552,066
Ser. 13-C12, Class E, 3 1/2s, 2048			662,000	497,294
FRB Ser. 12-C9, Class XA, IO, 2.157s, 2045			6,177,329	546,323
FRB Ser. 11-C5, Class XA, IO, 1.931s, 2044			3,145,842	221,216
FRB Ser. 12-C10, Class XA, IO, 1.736s, 2045			11,792,637	940,699
FRB Ser. 13-C11, Class XA, IO, 1.463s, 2045			9,074,299	501,056
FRB Ser. 13-C12, Class XA, IO, 1.407s, 2048			3,978,951	255,282
FRB Ser. 12-C9, Class XB, IO, 0.707s, 2045			8,807,000	362,848

				57,048,819
Residential mortgage-backed securities (non-agency) (7.9%)

BCAP, LLC Trust 144A
FRB Ser. 15-RR5, Class 2A2, 1.392s, 2046			1,300,000	1,122,680
FRB Ser. 15-RR6, Class 3A2, 1.262s, 2046			260,000	208,832

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD2, Class M2, 1.233s, 2036(F)			750,000	560,325

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes
FRB Ser. 16-HQA1, Class M3, 6.791s, 2028			2,080,080	2,156,357
FRB Ser. 16-DNA1, Class M3, 5.983s, 2028			850,000	852,578

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 7.383s, 2028			2,040,000	2,173,715
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, 7.183s, 2028			2,060,000	2,199,722

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.435s, 2028			2,139,000	2,212,154

First NLC Trust FRB Ser. 05-2, Class M2, 0.953s, 2035			300,000	230,973

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			77,731	8

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.913s, 2035			500,000	382,500

GSAA Trust FRB Ser. 05-6, Class M2, 0.913s, 2035			625,000	453,175

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 1.063s, 2035(F)			450,000	342,534

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047(F)			180,000	128,700

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			196,485	196,386

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
FRB Ser. 05-2, Class M5, 1.083s, 2035(F)			625,000	446,875
FRB Ser. 05-3, Class M3, 0.933s, 2035			350,000	253,295

Soundview Home Loan Trust FRB Ser. 05-CTX1, Class M4, 1.053s, 2035(F)			425,000	308,125

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.943s, 2045(F)			656,518	558,041
FRB Ser. 05-AR19, Class A1C3, 0.933s, 2045			993,679	803,787
FRB Ser. 05-AR13, Class A1C4, 0.863s, 2045			3,753,253	3,021,368
FRB Ser. 05-AR17, Class A1B2, 0.843s, 2045			1,860,914	1,464,353
FRB Ser. 05-AR19, Class A1B2, 0.843s, 2045			252,956	213,747

				20,290,230

Total mortgage-backed securities (cost $125,457,514)				$120,815,511

CORPORATE BONDS AND NOTES (29.3%)(a)
			Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$45,000	$43,480

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)			46,000	45,425

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			275,000	292,875

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			101,000	93,394

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			75,000	70,563

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			51,000	58,055

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			50,000	48,654

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			100,000	109,172

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			70,000	95,703

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.4s, 2020			110,000	122,883

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6s, 2041 (Canada)			15,000	11,681

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			226,000	187,693

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			152,000	119,225

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			109,000	104,640

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			145,000	129,537

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			245,000	255,382

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			100,000	103,326

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			20,000	19,450

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			85,000	99,242

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			230,000	296,274

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			39,000	48,618

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			33,000	34,466

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			365,000	445,832

				2,835,570
Capital goods (0.6%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			110,000	112,200

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			155,000	163,138

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			308,000	415,074

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			65,000	70,371

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			65,000	69,377

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2026			55,000	75,348

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			205,000	269,346

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2041			90,000	105,847

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.8s, 2018			110,000	114,695

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	153,000

				1,548,396
Communication services (3.2%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)			235,000	242,433

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			235,000	229,232

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			235,000	235,551

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			85,000	87,631

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			167,000	185,825

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			83,000	87,550

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			205,000	275,547

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			50,000	53,938

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			43,000	45,903

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			635,000	680,111

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.4s, 2040			325,000	434,868

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			95,000	95,585

SBA Tower Trust 144A sr. notes 5.101s, 2017			475,000	479,965

SBA Tower Trust 144A sr. notes 2.933s, 2017			175,000	174,321

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			555,000	760,322

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			250,000	256,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	163,880

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			75,000	95,251

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)			605,000	687,313

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			11,000	13,530

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)			53,400	1,451,946

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			250,000	270,671

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			541,000	541,920

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			85,000	85,931

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			40,000	49,960

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			92,000	104,252

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			405,000	535,783

				8,325,469
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			101,000	137,400

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity			207,000	213,210

				350,610
Consumer cyclicals (3.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			210,000	289,592

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			420,000	509,191

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			230,000	303,665

Autonation, Inc. company guaranty sr. unsec. notes 4 1/2s, 2025			30,000	30,745

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			203,000	219,812

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			150,000	126,859

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			481,000	648,630

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2023			120,000	129,600

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			135,000	136,251

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			270,000	301,099

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			50,000	50,088

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			48,000	55,961

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			485,000	619,864

General Motors Co. sr. unsec. notes 6 1/4s, 2043			90,000	96,124

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			160,000	181,883

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			91,000	91,807

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			37,000	36,623

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			110,000	108,006

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			75,000	77,063

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			280,000	309,089

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			325,000	433,611

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			78,000	87,532

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			37,000	39,978

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			110,000	107,841

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			280,000	314,300

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			125,000	135,938

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			70,000	72,800

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			152,000	163,396

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			86,000	98,742

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			23,000	26,021

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			145,000	158,469

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			29,000	35,250

NVR, Inc. sr. unsec. notes 3.95s, 2022			90,000	93,633

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			110,000	114,815

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026			95,000	97,739

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026			130,000	133,166

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			114,000	132,913

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			56,000	57,439

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			360,000	370,350

QVC, Inc. company guaranty sr. notes 4.85s, 2024			276,000	274,366

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			40,000	41,200

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			100,000	93,556

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			460,000	590,571

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			40,000	41,100

				8,036,678
Consumer staples (2.3%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			120,000	132,571

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			330,000	368,795

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			65,000	68,355

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			275,000	415,914

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			470,000	494,891

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			345,000	441,320

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			20,000	22,708

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 7/8s, 2019			20,000	20,975

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			25,000	25,250

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			75,000	76,500

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045			75,000	86,859

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			80,000	89,771

CVS Pass-Through Trust sr. notes 6.036s, 2028			29,107	32,672

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			686,786	826,764

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			127,010	132,284

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			40,000	39,403

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			180,000	229,586

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			419,000	471,587

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			160,000	167,265

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)			200,000	184,579

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			30,000	38,327

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			211,000	263,000

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			345,000	435,616

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			145,000	170,501

Newell Rubbermaid, Inc. sr. unsec. unsub. notes 4.2s, 2026			190,000	198,748

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95s, 2042			200,000	223,143

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			17,000	18,283

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			23,000	25,716

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			205,000	211,149

				5,912,532
Energy (1.2%)

Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029			91,000	87,966

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			275,000	274,601

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			22,000	5,060

California Resources Corp. 144A company guaranty notes 8s, 2022			58,000	22,330

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			100,000	89,334

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			100,000	86,830

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			36,000	27,720

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			100,000	106,330

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			206,000	225,043

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			280,000	267,820

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			150,000	155,448

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			360,000	177,300

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)			215,000	154,585

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)			825,000	681,970

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2040			130,000	69,875

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			172,000	188,753

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			100,000	76,000

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			233,000	173,585

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			232,000	192,560

				3,063,110
Financials (12.5%)

Aflac, Inc. sr. unsec. notes 6.45s, 2040			167,000	207,999

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			545,000	711,505

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			105,000	104,539

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			150,000	146,625

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			265,000	238,049

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			706,000	877,205

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			975,000	899,914

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			405,000	486,446

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			140,000	142,450

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			400,000	409,000

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	205,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			150,000	150,039

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			245,000	240,713

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			140,000	144,508

Bank of America Corp. unsec. sub. FRN 1.394s, 2026			100,000	86,332

Bank of America Corp. unsec. sub. notes 6.11s, 2037			300,000	345,312

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			212,000	227,900

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			5,000	4,950

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			545,000	573,774

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			100,000	108,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			200,000	211,843

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			210,000	218,126

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			225,000	227,814

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			22,000	22,683

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			163,000	164,075

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			100,000	100,500

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			56,000	55,020

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			244,000	234,850

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity			1,224,000	1,171,368

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			33,000	31,680

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			70,000	71,575

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			400,000	451,580

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)			250,000	263,164

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11s, perpetual maturity (Netherlands)			175,000	209,983

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			200,000	196,374

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			225,000	208,688

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			224,000	269,149

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			200,000	174,397

Duke Realty LP company guaranty sr. unsec. unsub. notes 3 7/8s, 2021(R)			190,000	196,167

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			300,000	306,997

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			25,000	24,844

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			171,000	155,183

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			235,000	247,157

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			344,000	373,719

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			204,000	64,770

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			454,000	539,823

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			400,000	428,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			321,000	399,514

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			105,000	102,003

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			175,000	168,286

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			130,000	191,750

HSBC Holdings PLC jr. unsec. sub. FRB 6 3/8s, perpetual maturity (United Kingdom)			315,000	292,556

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			720,000	786,254

ING Groep NV jr. unsec. sub. FRN 6s, perpetual maturity (Netherlands)			360,000	338,400

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			260,000	276,900

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s, 2026 (Italy)			200,000	194,100

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			258,000	258,645

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			156,000	156,000

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			45,000	52,935

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037			220,000	193,600

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097			300,000	375,361

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			200,000	197,980

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			925,000	1,008,250

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			518,000	511,071

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039			705,000	1,022,022

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			920,000	1,058,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			85,000	87,805

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			170,000	178,995

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85s, 2026 (Japan)			200,000	208,032

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			355,000	367,869

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031			205,000	282,616

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			73,000	75,920

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			75,000	63,375

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			515,000	581,221

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	100,111

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			42,000	45,450

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			715,000	681,931

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			149,000	151,235

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			226,000	216,960

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			270,000	329,453

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	128,086

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			140,000	142,403

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			265,000	252,678

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			530,000	509,537

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)			515,000	545,900

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			200,000	193,293

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)			100,000	99,999

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			50,000	50,836

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			40,000	40,197

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			40,000	40,028

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5s, 2018(R)			185,000	194,136

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			100,000	126,829

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			600,000	601,500

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.634s, 2037			1,525,000	1,110,000

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			410,000	426,840

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			239,000	307,646

TIERS Trust/United States 144A sr. bonds stepped-coupon stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			200,000	209,000

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			255,000	334,045

UBS Group AG jr. unsec. sub. FRN 6 7/8s, perpetual maturity (Switzerland)			247,000	237,584

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4 1/8s, 2026 (Jersey)			287,000	286,778

Vereit Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			330,000	328,350

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			115,000	122,763

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.6s, 2038			1,110,000	1,468,756

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			145,000	161,369

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			265,000	269,530

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			218,000	213,913

				32,286,385
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			60,000	62,983

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			75,000	78,878

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			37,000	38,412

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			302,000	394,887

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			195,000	192,491

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2019			90,000	98,184

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			277,000	299,853

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			290,000	297,250

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			95,000	97,197

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5 1/4s, 2026(R)			15,000	15,244

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			95,000	90,488

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			125,000	127,311

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			97,000	105,120

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			165,000	183,412

				2,081,710
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			199,000	208,366

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			281,000	292,299

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			115,000	124,775

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			220,000	224,072

				849,512
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			34,391	34,992

Norfolk Southern Corp. sr. unsec. unsub. bonds 6s, 2111			210,000	234,755

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15s, 2022			238,558	265,993

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			171,798	179,959

				715,699
Utilities and power (3.8%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.8s, 2035			255,000	298,460

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			23,000	24,380

Berkshire Hathaway Energy Co. sr. unsec. bonds 6 1/2s, 2037			185,000	241,242

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6 1/8s, 2036			245,000	303,317

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			195,000	238,071

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			205,000	212,743

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			630,000	666,225

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032			380,000	398,048

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			220,000	201,300

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			999,000	914,085

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			250,000	316,223

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2019 (Netherlands)			180,000	198,220

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			285,000	256,821

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			145,000	137,581

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			330,000	306,145

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			58,000	60,376

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			245,000	255,358

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)			170,000	212,352

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			140,000	149,355

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			86,000	75,298

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019			85,000	83,683

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			175,000	232,558

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022			161,000	199,317

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			165,000	178,283

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			155,000	201,570

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 2037			265,000	329,556

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			205,000	267,744

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			450,000	457,779

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			10,000	10,202

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			610,000	465,125

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019			415,000	490,315

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			915,000	619,913

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067			815,000	660,132

				9,661,777

Total corporate bonds and notes (cost $72,916,470)				$75,667,448

ASSET-BACKED SECURITIES (5.9%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 16-1, Class A, 1.433s, 2017			$1,108,000	$1,108,000
FRB Ser. 15-4, Class A, 1.402s, 2016			3,204,000	3,204,000
FRB Ser. 15-2, Class A, 1.235s, 2016			2,519,000	2,519,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			8,515,000	8,515,000

Total asset-backed securities (cost $15,346,000)				$15,346,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$41,235,200	$446,990

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		41,235,200	412

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		38,616,500	39

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		5,283,600	104,552

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		5,283,600	42,581

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		56,453,700	329,690

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		38,616,500	39

JPMorgan Chase Bank N.A.

(1.805)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.805		90,943,600	181,887

1.445/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.445		90,943,600	105,495

2.19/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.19		3,092,600	38,812

(1.365)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.365		80,457,200	20,919

2.15/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.15		3,092,600	16,947

0.975/3 month USD-LIBOR-BBA/Apr-21	Apr-16/0.975		80,457,200	11,264

Total purchased swap options outstanding (cost $3,212,156)				$1,299,627

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/$101.16		$17,000,000	$42,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.30		12,000,000	34,200

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.91		17,000,000	33,660

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.22		12,000,000	31,800

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/101.11		12,000,000	28,800

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.84		12,000,000	22,440

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.91		12,000,000	88,080

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.81		12,000,000	80,640

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.69		12,000,000	71,400

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.59		12,000,000	64,920

Total purchased options outstanding (cost $1,152,500)				$498,440

MUNICIPAL BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$350,000	$511,980

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			285,000	414,333

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			255,000	303,119

Total municipal bonds and notes (cost $892,219)				$1,229,432

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

HSBC USA, Inc. $0.88 pfd.			15,500	$354,020

Total preferred stocks (cost $348,330)				$354,020

SHORT-TERM INVESTMENTS (7.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	11,071,691	$11,071,691

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)(SEGCCS)			$1,726,000	1,725,698

U.S. Treasury Bills 0.31%, May 12, 2016(SEG)(SEGSF)(SEGCCS)			5,309,000	5,308,416

U.S. Treasury Bills 0.28%, May 5, 2016			27,000	26,998

U.S. Treasury Bills 0.04%, April 28, 2016(SEGCCS)			1,617,000	1,616,791

U.S. Treasury Bills 0.11%, April 21, 2016(SEGSF)			472,000	471,973

Total short-term investments (cost $20,220,099)				$20,221,567

TOTAL INVESTMENTS

Total investments (cost $434,973,000)(b)				$431,431,807

FUTURES CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	132	$21,705,750	Jun-16	$(297,075)
U.S. Treasury Bond 30 yr (Short)	18	2,959,875	Jun-16	40,886
U.S. Treasury Bond Ultra 30 yr (Long)	108	18,633,375	Jun-16	(329,340)
U.S. Treasury Note 2 yr (Long)	30	6,562,500	Jun-16	(1,653)
U.S. Treasury Note 5 yr (Long)	37	4,483,070	Jun-16	4,262
U.S. Treasury Note 5 yr (Short)	37	4,483,070	Jun-16	(46,324)
U.S. Treasury Note 10 yr (Short)	112	$14,603,750	Jun-16	(91,699)
U.S. Treasury Note Ultra 10 yr (Short)	1	140,750	Jun-16	(1,971)

Total				$(722,914)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $4,170,144) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$20,617,600	$4,948
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	20,617,600	573,788
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	38,616,500	39
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	38,616,500	39
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	5,283,600	224,025
Goldman Sachs International

1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	56,453,700	56
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	77,233,000	77
JPMorgan Chase Bank N.A.

(1.17)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	40,228,600	83,273
(2.27)/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.27	3,092,600	95,407
1.17/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	40,228,600	121,490
(1.625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	45,471,800	245,093
1.625/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	45,471,800	389,693
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	563,956

Total			$2,301,884

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $1,152,500) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/$100.45	$17,000,000	$21,760
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.63	12,000,000	18,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.56	12,000,000	17,040
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.20	17,000,000	17,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.44	12,000,000	15,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/100.19	12,000,000	11,760
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.75	17,000,000	10,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.95	12,000,000	9,360
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.91	12,000,000	8,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.50	17,000,000	8,330
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.77	12,000,000	7,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jun-16/99.53	12,000,000	6,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.14	12,000,000	39,120
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/102.05	12,000,000	34,920
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.92	12,000,000	29,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.83	12,000,000	26,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.38	12,000,000	14,280
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.28	12,000,000	12,480
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.16	12,000,000	10,440
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-16/101.06	12,000,000	9,120

Total			$328,810

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$5,109,025	$(125,186)	$107,698
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,109,025	(129,815)	78,168
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	10,177,200	(67,292)	6,819
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	20,354,400	(142,990)	5,903
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,109,025	(135,941)	(124,287)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,109,025	(143,053)	(133,397)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,377,500	148,251	146,349
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,377,500	143,053	140,754
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	20,354,400	62,325	(36,027)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	40,708,800	130,268	(66,762)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,377,500	128,834	(133,370)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,377,500	127,552	(168,727)

Total			$(3,994)	$(176,879)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/16 (proceeds receivable $58,336,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, April 1, 2046	$1,000,000	4/13/16	$1,046,992
Federal National Mortgage Association, 4 1/2s, March 1, 2046	2,000,000	4/19/16	2,179,219
Federal National Mortgage Association, 4s, April 1, 2046	6,000,000	4/13/16	6,412,031
Federal National Mortgage Association, 3 1/2s, April 1, 2046	24,000,000	4/13/16	25,166,251
Federal National Mortgage Association, 3s, April 1, 2046	23,000,000	4/13/16	23,594,767

Total			$58,399,260

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$20,617,600		$267,756	3/30/26	1.91%	3 month USD-LIBOR-BBA	$(246,406)
	3,400,000		(45)	3/9/26	1.757%	3 month USD-LIBOR-BBA	(38,799)
	10,821,100		(143)	3/16/26	3 month USD-LIBOR-BBA	1.79701%	160,610
	35,546,500	(E)	79,905	6/15/18	1.20%	3 month USD-LIBOR-BBA	(132,486)
	37,696,600	(E)	265,525	6/15/26	1.90%	3 month USD-LIBOR-BBA	(501,111)
	29,500,000		(237)	3/9/21	3 month USD-LIBOR-BBA	1.3345%	238,510
	32,421,200	(E)	(10,332)	6/15/21	3 month USD-LIBOR-BBA	1.45%	336,153
	5,669,800		(75)	3/17/26	1.787%	3 month USD-LIBOR-BBA	(78,610)
	10,821,100		(143)	3/16/26	3 month USD-LIBOR-BBA	1.79882%	162,458
	10,821,100		(143)	3/16/26	3 month USD-LIBOR-BBA	1.8005%	164,186
	10,821,100		(143)	3/16/26	3 month USD-LIBOR-BBA	1.80312%	166,871
	10,821,100		(143)	3/16/26	3 month USD-LIBOR-BBA	1.80242%	166,153
	9,471,600	(E)	63,447	6/15/46	2.25%	3 month USD-LIBOR-BBA	(146,302)
	371,100	(E)	(13)	4/5/46	2.2375%	3 month USD-LIBOR-BBA	(8,342)
	9,700,000		(128)	3/18/26	1.78722%	3 month USD-LIBOR-BBA	(134,317)
	9,700,000		(128)	3/18/26	1.79757%	3 month USD-LIBOR-BBA	(143,830)
	12,813,400		(169)	3/21/26	1.7325%	3 month USD-LIBOR-BBA	(109,298)
	12,813,400		(169)	3/21/26	1.73%	3 month USD-LIBOR-BBA	(106,265)
	1,237,100		(16)	3/30/26	1.73%	3 month USD-LIBOR-BBA	(9,775)

	Total		$664,606	$(260,600)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
	Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
	Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
	$280,597	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,446)
	437,570	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,042)
	Barclays Bank PLC
	584,771	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,151
	452,514	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,016)
	1,376,790	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,003)
	133,907	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	750
	310,696	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(587)
	1,114,064	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,239
	54,043	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(21)
	139,023	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	177
	1,062,178	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,724
	991,006	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,409)
	549,916	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(212)
	176,975	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,616
	421,057	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,177)
	204,804	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,032)
	3,520,775	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,806)
	2,147,511	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,405
	14,424,210	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38,647
	15,320,117	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(52,958)
	Citibank, N.A.
	1,142,482	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,061
	1,999,789	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,358
	Credit Suisse International
	664,416	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,995
	906,812	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,281
	4,612,221	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(32,021)
	825,419	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,196)
	1,004,175	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(10,119)
	502,087	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,059)
	72,380	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(729)
	1,971,240	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,959)
	38,162	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	379
	432,915	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,262)
	426,580	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,830)
	1,172,809	(6,780)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,082
	Goldman Sachs International
	686,689	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(265)
	529,756	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(204)
	1,808,995	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,420)
	665,400	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(257)
	1,122,615	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,964)
	1,122,615	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,964)
	213,794	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,975)
	982,937	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,398)
	369,265	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,276)
	22,592	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(197)
	419,722	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,790)
	83,889	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(159)
	762,583	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,442)
	529,982	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,832)
	1,346,555	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,655)
	635,978	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,198)
	49,921	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(173)
	133,159	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(460)
	354,469	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(137)
	752,591	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(290)
	941,361	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,355)
	1,260,120	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,382)
	1,373,232	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,188)
	1,366,312	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,912)
	1,279,734	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,687
	1,014,079	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(10,218)
	429,882	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,225)
	440,775	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,373
	JPMorgan Chase Bank N.A.
	345,425	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,012)
	1,279,734	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,687

	Total	$(6,780)	$(162,620)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$347
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	(90)
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	131
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	(902)
	Credit Suisse International
	CMBX NA BB Index	—	(34,648)	1,963,000	5/11/63	(500 bp)	182,711
	CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	13,397
	CMBX NA BBB- Index	BBB-/P	16,662	1,151,000	5/11/63	300 bp	(53,684)
	CMBX NA BBB- Index	BBB-/P	29,971	2,282,000	5/11/63	300 bp	(109,497)
	CMBX NA BBB- Index	BBB-/P	19,894	580,000	1/17/47	300 bp	(32,315)
	CMBX NA BBB- Index	BBB-/P	65,347	1,836,000	1/17/47	300 bp	(99,924)
	CMBX NA BBB- Index	BBB-/P	228,448	3,058,000	1/17/47	300 bp	(46,823)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(477)	69,000	5/11/63	300 bp	(4,694)
	CMBX NA BBB- Index	BBB-/P	139	39,000	1/17/47	300 bp	(3,372)
	CMBX NA BBB- Index	BBB-/P	153	39,000	1/17/47	300 bp	(3,358)
	CMBX NA BBB- Index	BBB-/P	139	39,000	1/17/47	300 bp	(3,372)
	CMBX NA BBB- Index	BBB-/P	474	111,000	1/17/47	300 bp	(9,517)
	CMBX NA BBB- Index	BBB-/P	396	111,000	1/17/47	300 bp	(9,596)
	CMBX NA BBB- Index	BBB-/P	396	111,000	1/17/47	300 bp	(9,596)
	CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	16,520
	CMBX NA BB Index	—	(1,249)	146,000	5/11/63	(500 bp)	14,917
	CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	11,067
	CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	7,584
	CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	8,036
	CMBX NA BB Index	—	584	57,000	5/11/63	(500 bp)	6,896
	CMBX NA BB Index	—	61	50,000	5/11/63	(500 bp)	5,597
	CMBX NA BB Index	—	(952)	92,000	1/17/47	(500 bp)	13,338
	CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	9,507
	CMBX NA BBB- Index	BBB-/P	(11)	4,000	5/11/63	300 bp	(255)
	CMBX NA BBB- Index	BBB-/P	(371)	37,000	5/11/63	300 bp	(2,632)
	CMBX NA BBB- Index	BBB-/P	423	37,000	5/11/63	300 bp	(1,839)
	CMBX NA BBB- Index	BBB-/P	(321)	40,000	5/11/63	300 bp	(2,766)
	CMBX NA BBB- Index	BBB-/P	(177)	44,000	5/11/63	300 bp	(2,866)
	CMBX NA BBB- Index	BBB-/P	(1,100)	66,000	5/11/63	300 bp	(5,133)
	CMBX NA BBB- Index	BBB-/P	(916)	84,000	5/11/63	300 bp	(6,050)
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	(11,170)
	CMBX NA BBB- Index	BBB-/P	632	30,000	1/17/47	300 bp	(2,068)
	CMBX NA BBB- Index	BBB-/P	5,092	118,000	1/17/47	300 bp	(5,530)
	CMBX NA BBB- Index	BBB-/P	4,750	118,000	1/17/47	300 bp	(5,872)
	CMBX NA BBB- Index	BBB-/P	4,750	118,000	1/17/47	300 bp	(5,872)
	CMBX NA BBB- Index	BBB-/P	4,988	120,000	1/17/47	300 bp	(5,814)
	CMBX NA BBB- Index	BBB-/P	4,162	139,000	1/17/47	300 bp	(8,351)
	CMBX NA BBB- Index	BBB-/P	5,181	171,000	1/17/47	300 bp	(10,211)
	CMBX NA BBB- Index	BBB-/P	33,012	238,000	1/17/47	300 bp	11,589
	CMBX NA BBB- Index	BBB-/P	23,485	243,000	1/17/47	300 bp	1,611
	CMBX NA BBB- Index	BBB-/P	52,716	397,000	1/17/47	300 bp	16,979
	CMBX NA BBB- Index	BBB-/P	95,907	482,000	1/17/47	300 bp	52,519
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(1,248)	232,000	5/11/63	(300 bp)	12,931
	CMBX NA BBB- Index	—	(5,470)	228,000	5/11/63	(300 bp)	8,464
	CMBX NA BBB- Index	—	(2,937)	114,000	5/11/63	(300 bp)	4,030
	CMBX NA BBB- Index	BBB-/P	6,307	114,000	1/17/47	300 bp	(3,954)
	CMBX NA BBB- Index	BBB-/P	12,025	228,000	1/17/47	300 bp	(8,499)
	CMBX NA BBB- Index	BBB-/P	6,065	232,000	1/17/47	300 bp	(14,819)
	CMBX NA BBB- Index	BBB-/P	23,913	243,000	1/17/47	300 bp	2,039
	CMBX NA BBB- Index	BBB-/P	52,489	397,000	1/17/47	300 bp	16,753
	CMBX NA BBB- Index	BBB-/P	69,752	577,000	1/17/47	300 bp	17,812

	Total		$751,551	$(55,666)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $257,923,250.
(b)	The aggregate identified cost on a tax basis is $443,127,975, resulting in gross unrealized appreciation and depreciation of $3,919,240 and $15,615,408, respectively, or net unrealized depreciation of $11,696,168.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$18,920,214	$21,814,952	$29,663,475	$17,924	$11,071,691
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $191,135,164 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,055,855 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,927,469 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$15,346,000
Corporate bonds and notes	—	75,458,448	209,000
Mortgage-backed securities	—	114,689,693	6,125,818
Municipal bonds and notes	—	1,229,432	—
Preferred stocks	354,020	—	—
Purchased options outstanding	—	498,440	—
Purchased swap options outstanding	—	1,299,627	—
U.S. government and agency mortgage obligations	—	195,862,946	—
U.S. treasury obligations	—	136,816	—
Short-term investments	11,071,691	9,149,876	—

Totals by level	$11,425,711	$398,325,278	$21,680,818

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(722,914)	$—	$—
Written options outstanding	—	(328,810)	—
Written swap options outstanding	—	(2,301,884)	—
Forward premium swap option contracts	—	(176,879)	—
TBA sale commitments	—	(58,399,260)	—
Interest rate swap contracts	—	(925,206)	—
Total return swap contracts	—	(155,840)	—
Credit default contracts	—	(807,217)	—

Totals by level	$(722,914)	$(63,095,096)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Asset-backed securities	$14,238,000	$—	$—	$—	$1,108,000	$—	$—	$—	$15,346,000
Corporate bonds and notes	209,000	(3,466)	—	3,466	—	—	—	—	209,000
Mortgage-backed securities	4,929,611	(193,665)	—	63,914	1,325,958	—	—	—	6,125,818

Totals	$19,376,611	$(197,131)	$—	$67,380	$2,433,958	$—	$—	$—	$21,680,818

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $67,380 related to Level 3 securities still held at period end.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$361,404	$1,168,621
Interest rate contracts	3,865,523	6,678,989

Total	$4,226,927	$7,847,610

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$106,000,000
Purchased swap option contracts (contract amount)		$569,500,000
Written TBA commitment option contracts (contract amount)		$214,800,000
Written swap option contracts (contract amount)		$553,200,000
Futures contracts (number of contracts)		500
Centrally cleared interest rate swap contracts (notional)		$431,500,000
OTC total return swap contracts (notional)		$83,000,000
OTC credit default contracts (notional)		$17,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,056,529.00	$—	$—	$—	$—	$—	$—	$1,056,529.00
	OTC Total return swap contracts*#	—	59,709	—	8,419	34,517	16,060	11,687	—	—	130,392
	OTC Credit default contracts*#	—	—	—	—	231,649	94,675	—	35,080	—	361,404
	Futures contracts§	—	—	—	—	—	—	—	—	191,110	191,110
	Forward premium swap option contracts#	—	—	—	—	—	—	485,691	—	—	485,691
	Purchased swap options#	—	447,402	—	39	147,133	329,729	375,324	—	—	1,299,627
	Purchased options#	—	—	—	—	—	—	498,440	—	—	498,440

	Total Assets	$—	$507,111	$1,056,529	$8,458	$413,299	$440,464	$1,371,142	$35,080	$191,110	$4,023,193

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,236,075	—	—		—	—	—	1,236,075
	OTC Total return swap contracts*#	6,488	90,221	—	—	90,175	96,336	3,012	—	—	286,232
	OTC Credit default contracts*#	35,754	—	—	—	702,565	269,083	—	161,219	—	1,168,621
	Futures contracts§	—	—	—	—	—	—	—	—	6,125	6,125
	Forward premium swap option contracts#	—	—	—	—	—	—	662,570	—	—	662,570
	Written swap options#	—	578,736	—	78	224,025	133	1,498,912	—	—	2,301,884
	Written options#	—	—	—	—	—	—	328,810	—	—	328,810

	Total Liabilities	$42,242	$668,957	$1,236,075	$78	$1,016,765	$365,552	$2,493,304	$161,219	$6,125	$5,990,317

	Total Financial and Derivative Net Assets	$(42,242)	$(161,846)	$(179,546)	$8,380	$(603,466)	$74,912	$(1,122,162)	$(126,139)	$184,985	$(1,967,124)
	Total collateral received (pledged)##†	$(42,242)	$(140,972)	$—	$—	$(579,884)	$—	$(975,659)	$(109,978)	$—
	Net amount	$—	$(20,874)	$(179,546)	$8,380	$(23,582)	$74,912	$(146,503)	$(16,161)	$184,985

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016